Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	5,822,811	2,552,346	2,354,318
Number of shares excluded from diluted shares outstanding (in shares)	122,237	2,630,066	163,067